July 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Prudential Investment Portfolios 2

Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

Investment Company Act File No. 811-09999

Ladies and Gentlemen:

On behalf of Prudential Investment Portfolios 2 (the “Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 20 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed to add the Prospectus and Statement of Additional Information of a new series of the Trust, the Prudential Institutional Money Market Fund (the “Fund”). Shares of the Fund will not be registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund will issue its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Any questions or comments on the Amendment should be directed to the undersigned at (973) 367-8982.

Very truly yours,

/s/ Diana Huffman

Diana Huffman

Vice President & Corporate Counsel

Enclosures